FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08788
                                   ---------

                 TEMPLETON RUSSIA AND EAST EUROPEAN FUND, INC.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
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               (Address of principal executive offices) (Zip code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
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                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 03/31
                         -----

Date of reporting period: 12/31/04
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.


Templeton Russia and East European Fund, Inc.

QUARTERLY STATEMENT OF INVESTMENTS
DECEMBER 31, 2004

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CONTENTS

Statement of Investments ..............................................   3
Notes to Statement of Investments .....................................   5









                                 [LOGO OMITTED]
                            FRANKLIN[R] TEMPLETON[R]
                                  INVESTMENTS
                      Franklin o TEMPLETON o Mutual Series

                                          Quarterly Statement of Investments | 1
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Templeton Russia and East European Fund, Inc.

STATEMENT OF INVESTMENTS, DECEMBER 31, 2004 (UNAUDITED)


---------------------------------------------------------------------------------------------------------------------------
                                                                                 COUNTRY        SHARES          VALUE
---------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 87.9%
  AUTOMOBILES 3.7%
  AvtoVAZ ................................................................       Russia           197,950     $  5,582,190
a GAZ Auto Plant .........................................................       Russia            64,140        1,499,273
                                                                                                              -------------
                                                                                                                 7,081,463
                                                                                                              -------------

  CHEMICALS 1.6%
a Borsodchem RT ..........................................................       Hungary          310,000        3,172,053
                                                                                                              -------------

  COMMERCIAL BANKS 17.4%
  Sberbank RF ............................................................       Russia            67,901       33,634,760
                                                                                                              -------------

  DIVERSIFIED TELECOMMUNICATION SERVICES 22.9%
  Rostelecom, ADR ........................................................       Russia           256,460        2,805,672
  Sibirtelecom ...........................................................       Russia       127,856,180        7,409,266
  Southern Telecommunications Co. ........................................       Russia        63,812,635        4,760,423
  Telekomunikacja Polska SA ..............................................       Poland         1,646,000       10,818,523
  Uralsvyazinform ........................................................       Russia        99,690,000        3,673,576
  VolgaTelecom ...........................................................       Russia         3,685,789       12,218,391
  VolgaTelecom, ADR ......................................................       Russia           407,000        2,512,960
                                                                                                              -------------
                                                                                                                44,198,811
                                                                                                              -------------

  ELECTRIC UTILITIES 6.6%
  Konakovskaya Gres ......................................................       Russia         5,278,000        2,858,037
  Unified Energy Systems .................................................       Russia        34,835,429        9,928,097
                                                                                                              -------------
                                                                                                                12,786,134
                                                                                                              -------------

  HOUSEHOLD PRODUCTS .1%
  Kalina .................................................................       Russia             6,336          105,019
                                                                                                              -------------

  IT SERVICES 1.3%
a RBC Information Systems ................................................       Russia           936,000        2,536,560
                                                                                                              -------------

  MACHINERY .6%
a Saturn Research & Production Association ...............................       Russia        14,385,900        1,215,609
                                                                                                              -------------

  METALS & MINING 7.3%
a Chelyabinsk Pipe Works .................................................       Russia         3,180,000          910,275
  Cherepovets Mk Severstal ...............................................       Russia            81,900       13,169,520
                                                                                                              -------------
                                                                                                                14,079,795
                                                                                                              -------------

  OIL & GAS 18.3%
b Lukoil Holdings, ADR ...................................................       Russia           116,625       14,158,275
  MOL Magyar Olaj-Es Gazipari RT .........................................       Hungary          176,200       12,393,481
  Surgutneftegaz .........................................................       Russia         9,197,000        6,897,750
  Tatneft ................................................................       Russia         1,207,300        1,762,658
                                                                                                              -------------
                                                                                                                35,212,164
                                                                                                              -------------

  PHARMACEUTICALS 8.1%
  Egis RT ................................................................       Hungary          144,317        8,705,342
  Pliva D D, GDR, Reg S ..................................................       Croatia          554,800        6,907,260
                                                                                                              -------------
                                                                                                                15,612,602
                                                                                                              -------------
  TOTAL COMMON STOCKS (COST $68,793,393) .................................                                     169,634,970
                                                                                                              -------------



                                          Quarterly Statement of Investments | 3

Templeton Russia and East European Fund, Inc.

---------------------------------------------------------------------------------------------------------------------------
                                                                                 COUNTRY        SHARES          VALUE
---------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (COST $21,181,396) 11.0%
  MONEY FUND 11.0%
c Franklin Institutional Fiduciary Trust Money Market Portfolio ..........    United States    21,181,396     $ 21,181,396
                                                                                                              -------------

  TOTAL INVESTMENTS (COST $89,974,789) 98.9% .............................                                     190,816,366
  OTHER ASSETS, LESS LIABILITIES 1.1% ....................................                                       2,137,445
                                                                                                              -------------

  NET ASSETS 100.0% ......................................................                                    $192,953,811
                                                                                                              -------------




a Non-income producing.
b See Note 2 regarding other considerations.
c The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.


4 |  Quarterly Statement of Investments

Templeton Russia and East European Fund, Inc.

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)


Templeton Russia and East European Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a closed-end, non-diversified investment company.


1. INCOME TAXES

At December 31, 2004, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

Cost of investments...................................      $ 90,164,062
                                                            -------------
Unrealized appreciation...............................      $101,708,704
Unrealized depreciation...............................        (1,056,400)
                                                            -------------
Net unrealized appreciation (depreciation)............      $100,652,304
                                                            -------------


2. OTHER CONSIDERATIONS

Templeton Asset Management Limited, as the Fund's Manager, may serve as a member on the board of directors of certain companies in which the Fund invests and/or may represent the Fund in certain corporate negotiations. Currently, the Manager serves in one or more of these capacities for Lukoil Holdings. As a result of this involvement, the Manager may be in possession of certain material non-public information which, pursuant to the Fund's policies and the requirements of the federal securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.











For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.



                                          Quarterly Statement of Investments | 5






ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON RUSSIA AND EAST EUROPEAN FUND, INC.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date February 18, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date February 18, 2005



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date  February 18, 2005